SCHEDULE OF ACCOUNTS PAYABLE (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
PayablesAndAccrualsLineItems [Line Items]
Total of Accounts payable	$ 750,332	$ 17,532
SMS Service [Member]
PayablesAndAccrualsLineItems [Line Items]
Total of Accounts payable	15,356	15,070
Suppliers [Member]
PayablesAndAccrualsLineItems [Line Items]
Total of Accounts payable	$ 734,976	$ 2,462